Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
4. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2016	2017
Advances to suppliers	$638,782	$54,594
Value-added tax recoverable	738,221	947,408
Deposits	409,804	361,747
Prepaid media expenses	—	1,135,043
Prepaid service fees	114,183	294,350
Other prepaid expenses	539,826	1,237,670
	$2,440,816	$4,030,812